Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Operating segments
(a)	Operating segments

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components, whose operating results are reviewed regularly by the chief operating decision maker to make decisions about resources allocated to each segment and assess its performance, and for which discrete financial information is available.

The segment reporting to a chief executive officer includes items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly general expenses and income tax assets and liabilities. The Group considers the Chief Executive Officer (“CEO”) of the Bank as the chief operating decision maker.

It is CEO’s responsible for evaluating the resources to be distributed to the business and the performance of the business, and makes strategic decisions.

Basis of consolidation
(b)	Basis of consolidation

i) Subsidiaries

Subsidiaries are investees controlled by the Group. The Group controls an investee when it is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

If a member of the Group uses accounting policies other than those adopted in the consolidated financial statements for the same transactions and events in similar circumstances, appropriate adjustments are made to its financial statements in preparing the consolidated financial statements.

ii) Structured entity

The Group establishes or invests in various structured entities. A structured entity is an entity designed so that its activities are not governed by way of voting rights. When assessing control of a structured entity, the Group considers factors such as the purpose and the design of the investee; its practical ability to direct the relevant activities of the investee; the nature of its relationship with the investee; and the size of its exposure to the variability of returns of the investee. The Group does not recognize any non-controlling interests as equity in relation to structured entities in the consolidated statements of financial position since the non-controlling interests in these entities are recognized as liabilities of the Group.

iii) Intra-group transactions eliminated on consolidation

Intra-group balances, transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Intra-group losses are recognized as expense if intra-group losses indicate an impairment that requires recognition in the consolidated financial statements.

iv) Non-controlling interests

Non-controlling interests in a subsidiary are accounted for separately from the parent’s ownership interests in a subsidiary. Each component of net profit or loss and other comprehensive income is attributed to the owners of the parent and non-controlling interest holders, even when the allocation reduces the non-controlling interests balance below zero.

Business combinations

(c)	Business combinations

i) Business combinations

A business combination is accounted for by applying the acquisition method, unless it is a combination involving entities or businesses under common control.

Each identifiable asset and liability is measured at its acquisition-date fair value except for below:

•	Leases and insurance contracts are required to be classified on the basis of the contractual terms and other factors

•	Only those contingent liabilities assumed in a business combination that are a present obligation and can be measured reliably are recognized

•	Deferred tax assets or liabilities are recognized and measured in accordance with IAS 12, ‘Income Taxes’

•	Employee benefit arrangements are recognized and measured in accordance with IAS 19, ‘Employee Benefits’

•	Indemnification assets are recognized and measured on the same basis as the indemnified liability or asset

•	Reacquired rights are measured in accordance with special provisions

•	Liabilities or equity instruments related to share-based payment transactions are measured in accordance with the method in IFRS 2, ‘Share-based Payment’

•	Non-current assets held for sale are measured at fair value less costs to sell in accordance with IFRS 5, ‘Non-current Assets Held for Sale and Discontinued Operations’

As of the acquisition date, non-controlling interests in the acquirer are measured as the non-controlling interests’ proportionate share of the acquirer’s identifiable net assets.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquirer and the equity interests issued by the acquirer. However, any portion of the acquirer’s share-based payment awards exchanged for awards held by the acquirer’s employee that is included in consideration transferred in the business combination shall be measured in accordance with the method described above rather than at fair value.

Acquisition-related costs are costs the acquirer incurs to effect a business combination. Those costs include finder’s fees; advisory, legal, accounting, valuation and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. Acquisition-related costs, other than those associated with the issue of debt or equity securities, which are recognized in accordance with IAS 32 and IFRS 9, are expensed in the periods in which the costs are incurred and the services are received.

ii) Goodwill

The Group measures goodwill at the acquisition date as:

•	the fair value of the consideration transferred; plus

•	the recognized amount of any non-controlling interests in the acquiree; plus

•	if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree; less

•	the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.

When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.

When the Group additionally acquires non-controlling interest, the Group does not recognize goodwill since the transaction is regarded as equity transaction.

Investments in associates and joint ventures

(d)	Investments in associates and joint ventures

An associate is an entity in which the Group has significant influence, but not control, over the entity’s financial and operating policies. Significant influence is presumed to exist when the Group holds between 20 and 50 percent of the voting power of another entity.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The investment in an associate and a joint venture is initially recognized at cost, and the carrying amount is increased or decreased to recognize the Group’s share of the profit or loss and changes in equity of the associate and the joint venture after the date of acquisition. Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Intra-group losses are recognized as expense if intra-group losses indicate an impairment that requires recognition in the consolidated financial statements.

If an associate or a joint venture uses accounting policies different from those of the Group for like transactions and events in similar circumstances, appropriate adjustments are made to its financial statements in applying the equity method.

When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil and the recognition of further losses is discontinued except to the extent that the Group has an obligation or has to make payments on behalf of the investee for further losses.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three months or less from the acquisition date that are subject to an insignificant risk of changes in their fair value, and are used by the Group in the management of its short-term commitments. Equity instruments are excluded from cash equivalents unless they are, in substance, cash equivalents, for example in the case of preferred shares acquired within a short period of their maturity and with a specified redemption date. However, the Group’s account overdraft is included in borrowings.

Non-derivative financial assets - policy applicable from January 1, 2018
(f)	Non-derivative financial assets – policy applicable from January 1, 2018

Financial assets are recognized when the Group becomes a party to the contractual provisions of the instrument. In addition, a regular way purchase or sale (a purchase or sale of a financial asset under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the market concerned) is recognized on the trade date.

A financial asset is measured initially at its fair value plus, for an item not at Fair Value Through Profit or Loss (“FVTPL”), transaction costs that are directly attributable to its acquisition of the financial asset. Transaction costs on the financial assets at FVTPL that are directly attributable to the acquisition are recognized in profit or loss as incurred.

i) Financial assets designated at FVTPL

Financial assets can be irrevocably designated as measured at FVTPL despite of classification standards stated below, if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on different bases.

ii) Equity instruments

For the equity instruments that are not held for trading, at initial recognition, the Group may make an irrevocable election to present subsequent changes in fair value in other comprehensive income. Equity instruments that are not classified as financial assets at Fair Value through Other Comprehensive Income (“FVOCI”) are classified as financial assets at FVTPL.

The Group subsequently measures all equity investments at fair value. Valuation gains or losses of the equity instruments that are classified as financial assets at FVOCI previously recognized as other comprehensive income is not reclassified as profit or loss on derecognition. The Group recognizes dividends in profit or loss when the Group’s right to receive payments of the dividend is established.

Valuation gains or losses due to changes in fair value of the financial assets at FVTPL are recognized as gains or losses on financial assets at FVTPL. Impairment loss (reversal) on equity instruments at FVOCI is not recognized separately.

iii) Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model in which the asset is managed and the contractual cash flow characteristics of the asset. Debt instruments are classified as financial assets at amortized cost, at FVOCI, or at FVTPL. Debt instruments are reclassified only when the Group’s business model changes.

①	Financial assets at amortized cost

Assets that are held within a business model whose objective is to hold assets to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Impairment losses, and gains or losses on derecognition of the financial assets at amortized cost are recognized in profit or loss. Interest income on the effective interest method is included in the ‘Interest income’ in the consolidated statement of comprehensive income.

②	Financial assets at FVOCI

Assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Other than impairment losses, interest income amortized using effective interest method and foreign exchange differences, gains or losses of the financial assets at FVOCI are recognized as other comprehensive income in equity. On derecognition, gains or losses accumulated in other comprehensive income are reclassified to profit or loss. The interest income on the effective interest method is included in the ‘Interest income’ in the consolidated statement of comprehensive income. Foreign exchange differences and impairment losses are included in the ‘Net foreign currency transaction gain’ and ‘Provision for allowance for credit loss’ in the consolidated statement of comprehensive income, respectively.

③	Financial assets at FVTPL

Debt securities other than financial assets at amortized costs or FVOCI are classified at FVTPL. Unless hedge accounting is applied, gains or losses from financial assets at FVTPL are recognized as profit or loss and are included in ‘Net gain on financial assets at fair value through profit or loss’ in the consolidated statement of comprehensive income.

iv) Embedded derivatives

Financial assets with embedded derivatives are classified regarding the entire hybrid contract, and the embedded derivatives are not separately recognized. The entire hybrid contract is considered when it is determined whether the contractual cash flows represent solely payments of principal and interest.

v) Derecognition of financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

If the Group retains substantially all the risks and rewards of ownership of the transferred financial assets, the Group continues to recognize the transferred financial assets and recognizes financial liabilities for the consideration received.

vi) Offsetting

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statement of financial position only when the Group currently has a legally enforceable right to set off the recognized amounts, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Non-derivative financial assets - policy applicable before January 1, 2018
(g)	Non-derivative financial assets – policy applicable before January 1, 2018

The Group recognizes and measures non-derivative financial assets by the following four categories: financial assets at fair value through profit or loss, held-to-maturity investments, loans and receivables and available-for-sale financial assets. The group recognizes financial assets in the separate statement of financial position when the group becomes a party to the contractual provisions of the instrument.

Upon initial recognition, non-derivative financial assets are measured at their fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the asset’s acquisition or issuance.

i) Financial assets at fair value through profit or loss

A financial asset is classified as at fair value through profit or loss if it is held for trading or is designated at fair value through profit or loss. Upon initial recognition, transaction costs are recognized in profit or loss when incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

A financial asset other than a financial asset held for trading may be designated as at FVTPL upon initial recognition if:

•	such designation eliminates or significantly reduces a recognition or measurement inconsistency that would otherwise arise; or

•

the financial asset forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•	it forms part of a contract containing one or more embedded derivatives that would be required to be separated from the host contract.

ii) Held-to-maturity financial assets(“HTM”)

A non-derivative financial asset with a fixed or determinable payment and fixed maturity, for which the Group has the positive intention and ability to hold to maturity, are classified as held-to-maturity investments. Subsequent to initial recognition, held-to-maturity investments are measured at amortized cost using the effective interest method.

iii) Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method.

iv) Available-for-sale financial assets(“AFS”)

Available-for-sale financial assets are those non-derivative financial assets that are designated as available-for-sale or are not classified as financial assets at fair value through profit or loss, held-to-maturity investments or loans and receivables. Subsequent to initial recognition, they are measured at fair value, which changes in fair value, net of any tax effect, recorded in other comprehensive income in equity. Investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured and derivatives that are linked to and must be settled by delivery of such unquoted equity instruments are measured at cost.

v) De-recognition of financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

If the Group retains substantially all the risks and rewards of ownership of the transferred financial assets, the Group continues to recognize the transferred financial assets and recognizes financial liabilities for the consideration received.

vi) Offsetting between financial assets and financial liabilities

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statement of financial position only when the Group currently has a legally enforceable right to offset the recognized amounts, and there is the intention to settle on a net basis or to realize the asset and settle the liability simultaneously.

Derivative financial instruments - policy applicable from January 1, 2018

(h)	Derivative financial instruments – policy applicable from January 1, 2018

Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

i) Hedge accounting

The Group holds forward exchange contracts, interest rate swaps, currency swaps and other derivative contracts to manage interest rate risk and foreign exchange risk. The Group designated derivatives as hedging instruments to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).

On initial designation of the hedge, the Group formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship.

① Fair value hedge

Changes in the fair value of a derivative hedging instrument designated as a fair value hedge are recognized in profit or loss. The gain or loss from remeasuring the hedging instrument at fair value for a derivative hedging instrument and the gain or loss on the hedged item attributable to the hedged risk are recognized in profit or loss in the same line item of the separate statement of comprehensive income.

The Group discontinues fair value hedge accounting if the hedging instrument expires or is sold, terminated or exercised, or if the hedge no longer meets the criteria. Any adjustment arising from G/L on the hedged item attributable to the hedged risk is amortized to profit or loss from the date the hedge accounting is discontinued.

② Cash flow hedge

When a derivative is designated to hedge the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income, net of tax, and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

③ Net investment hedge

The portion of the change in fair value of a financial instrument designated as a hedging instrument that meets the requirements for hedge accounting for a net investment in a foreign operation is recognized in other comprehensive income and the ineffective portion of the hedge is recognized in profit or loss Recognize. The portion recognized as other comprehensive income that is effective as a hedge is recognized in the statement of comprehensive income as a result of reclassification adjustments in accordance with IAS 21, “Effect of Changes in Foreign Exchange Rates” at the time of disposing of its overseas operations or disposing of a portion of its overseas operations To profit or loss.

ii) Other derivative financial instruments

Changes in the fair value of other derivative financial instrument not designated as a hedging instrument are recognized immediately in profit or loss.

iii) Unobservable valuation differences at initial recognition

Any difference between the fair value of over the counter derivatives at initial recognition and the amount that would be determined at that date using a valuation technique in a situation in which the valuation is dependent on unobservable parameters is not recognized in profit or loss but is recognized on a straight-line basis over the life of the instrument or immediately when the fair value becomes observable.

Derivative financial instruments - policy applicable before January 1, 2018
(i)	Derivative financial instruments – policy applicable before January 1, 2018

Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

i) Hedge accounting

The Group holds forward exchange contracts, interest rate swaps, currency swaps and other derivative contracts to manage interest rate risk and foreign exchange risk. The Group designated derivatives as hedging instruments to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).

On initial designation of the hedge, the Group formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship.

•

Fair value hedge – Changes in the fair value of a derivative hedging instrument designated as a fair value hedge are recognized in profit or loss. The gain or loss from remeasuring the hedging instrument at fair value for a derivative hedging instrument and the gain or loss on the hedged item attributable to the hedged risk are recognized in profit or loss in the same line item of the consolidated statement of comprehensive income. The Group discontinues fair value hedge accounting if the hedging instrument expires or is sold, terminated or exercised, or if the hedge no longer meets the criteria for hedge accounting. Any adjustment arising from gain or loss on the hedged item attributable to the hedged risk is amortized to profit or loss from the date the hedge accounting is discontinued.

•

Cash flow hedge – When a derivative is designated to hedge the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income, net of tax, and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

•

Hedge of net investment – Foreign currency differences arising on the retranslation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized in profit or loss. When the hedged part of a net investment is disposed of, the relevant amount in the accumulated other comprehensive income is transferred to profit or loss as part of the profit or loss on disposal in accordance with IAS 21, ‘The Effects of Changes in Foreign Exchange Rates’.

ii) Separable embedded derivatives

Embedded derivatives are separated from the host contract and accounted for separately only if the following criteria has been met: (a) the economic characteristics and risks of the embedded derivative are not closely related to those of the host contract; (b) a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and (c) the hybrid instrument is not measured at fair value with changes in fair value recognized in profit or loss. Changes in the fair value of separable embedded derivatives are recognized immediately in profit or loss.

iii) Other derivative financial instruments

Changes in the fair value of other derivative financial instrument not designated as a hedging instrument are recognized immediately in profit or loss.

iv) Unobservable valuation differences at initial recognition

Any difference between the fair value of over the counter derivatives at initial recognition and the amount that would be determined at that date using a valuation technique in a situation in which the valuation is dependent on unobservable parameters is not recognized in profit or loss but is recognized on a straight-line basis over the life of the instrument or immediately when the fair value becomes observable.

Impairment: Financial assets and contract assets - policy applicable from January 1, 2018
(j)	Impairment: Financial assets and contract assets – policy applicable from January 1, 2018

The Group recognizes allowance for credit loss for debt instruments measured at amortized cost and fair value through other comprehensive income, and lease receivable, loan commitments and financial guarantee contracts using the expected credit loss impairment model. Financial assets migrate through the following three stages based on the change in credit risk since initial recognition and allowance for credit loss for the financial assets are measured at the 12-month expected credit losses (“ECL”) or the lifetime ECL, depending on the stage.

Category		Allowance for credit loss
STAGE 1	When credit risk has not increased significantly since the initial recognition	12-months ECL: the ECL associated with the probability of default events occurring within the next 12 months
STAGE 2	When credit risk has increased significantly since the initial recognition	Lifetime ECL: a lifetime ECL associated with the probability of default events occurring over the remaining lifetime
STAGE 3	When assets are impaired	Same as above

The Group, meanwhile, only recognizes the cumulative changes in lifetime expected credit losses since the initial recognition as an allowance for credit loss for purchased or originated credit-impaired financial assets. The total period refers to the expected life span of the financial instrument up to the contract expiration date.

i) Reflection of forward-looking information

The Group reflects forward-looking information presented by internal experts based on a variety of information when measuring expected credit losses. For the purpose of estimating these forward-looking information, the Group utilizes the economic outlook published by domestic and overseas research institutes or government and public agencies.

The Group reflects future macroeconomic conditions anticipated from a neutral standpoint that is free from bias in measuring expected credit losses. Expected credit losses in this respect reflect conditions that are most likely to occur and are based on the same assumptions that the Group used in its business plan and management strategy.

ii) Measurement of amortization cost regarding the expected credit loss of financial assets

The expected credit loss of an amortized financial asset is measured as the difference between the present value of the cash flows expected to be received and the cash flow expected to be received. For this purpose, we calculate expected cash flows for individually significant financial assets.

For non-individual significant financial assets, the financial assets collectively include expected credit losses as part of a set of financial assets with similar credit risk characteristics.

Expected credit losses are deducted using the allowance for credit loss account and are written off if the financial assets were not recoverable. The allowance for credit loss is increased when the written-off loan receivables are subsequently collected and changes in the allowance for credit loss are recognized in profit or loss.

iii) Measurement of estimated credit loss of financial assets at FVOCI

The calculation of expected credit losses is the same as for financial assets measured at amortized cost, but changes in allowance for credit loss are recognized in other comprehensive income. In the case of disposal and redemption of other comprehensive income – fair value, the allowance for credit loss is reclassified from other comprehensive income to profit or loss and recognized in profit or loss.

Impairment: Financial assets and contract assets - policy applicable before January 1, 2018
(k)	Impairment: Financial assets and contract assets – policy applicable before January 1, 2018

A financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably. However, losses expected as a result of future events, regardless of likelihood, are not recognized.

In addition, for an investment in an equity security, a significant or prolonged decline in its fair value below its cost is objective evidence of impairment.

If financial assets have objective evidence that they are impaired, impairment losses should be measured and recognized.

Objective evidence that a financial asset or group of assets is impaired includes observable data that comes to the attention of the holder of the asset about the following loss events:

•	significant financial difficulty of the issuer or obligor

•	a breach of contract, such as a default or delinquency in interest or principal payments;

•	the lender, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession that the lender would not otherwise consider

•	it becoming probable that the borrower will enter bankruptcy or other financial reorganization

•	the disappearance of an active market for that financial asset because of financial difficulties

•

observable data indicating that there is a measurable decrease in the estimated future cash flows from a group of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the group.

i) Loans and receivables

The Group first assesses whether objective evidence of impairment exists individually for loans and receivables that are individually significant, and individually or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is or continues to be recognized are not included in a collective assessment of impairment.

If there is objective evidence that an impairment loss on loans and receivables has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate (i.e., the effective interest rate computed at initial recognition).

If the interest rate of a loan or receivable is a floating rate, the discount rate used to evaluate impairment loss is the current effective interest rate defined in the loan agreement. The present value of estimated future cash flows of secured financial assets is calculated by including cash flows from collateral after deducting costs to acquire and sell the collateral.

In assessing collective impairment, the Group rates and classifies financial assets, based on credit risk assessment or credit rating assessment process that takes into account asset type, industry, regional location, collateral type, delinquency and other relative factors.

Future cash flow of financial assets applicable to collective impairment assessment is estimated by using statistical modelling of historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management’s judgment as to whether current economic and credit conditions are such that the impairment losses are likely to be greater or less than suggested by historical modelling. In adjusting the future cash flow by historical modelling, the result has to be in line with changes and trends of observable data. Methodologies and assumptions used to estimate future cash flow are evaluated on a regular basis in order to reduce any discrepancy between impairment loss estimation and actual loss.

Impairment losses are recognized in profit or loss and reflected in an allowance account against loans and receivables. When a subsequent event causes the amount of impairment loss to decrease, and the decrease can be related objectively to an event occurring after the impairment was recognized, the decrease in impairment loss is reversed through profit or loss of the year.

ii) Available-for-sale financial assets

When a decline in the fair value of an available-for-sale financial asset has been recognized in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment even though the financial asset has not been derecognized. Impairment losses recognized in profit or loss for an investment in an equity instrument classified as available-for-sale are not reversed through profit or loss. If, in a subsequent period, the fair value of a debt instrument classified as available-for-sale increases and the increase can be objectively related to an event occurring after the impairment loss is recognized in profit or loss, the impairment loss is reversed, with the amount of the reversal recognized in profit or loss.

iii) Held-to-maturity financial assets

An impairment loss in respect of held-to-maturity financial assets measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate and is recognized in profit or loss. Interest on the impaired asset continues to be recognized through the unwinding of the discount. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

Property and equipment
(l)	Property and equipment

Property and equipment are initially measured at cost and after initial recognition. The cost of property and equipment includes expenditures arising directly from the construction or acquisition of the asset, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Property and equipment are carried at cost less accumulated depreciation and accumulated impairment losses. Certain land and buildings are measured at fair value at the date of transition to IFRS, which is deemed cost, in accordance with IFRS 1, ‘First-time Adoption of IFRS’.

The Group recognizes in the carrying amount of an item of property and equipment the cost of replacing part of property and equipment when that cost is incurred if it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of those parts that are replaced is derecognized. The costs of the day-to-day servicing of property and equipment are recognized in profit or loss as incurred.

Land is not depreciated. Other property and equipment are depreciated on a straight-line basis over the estimated useful lives, which most closely reflect the expected pattern of consumption of the future economic benefits embodied in the asset. Leased assets under finance leases are depreciated over the shorter of the lease term and their useful lives. The estimated useful lives for the current and comparative periods are as follows:

Descriptions	Useful lives
Buildings	40 years
Other properties	4~5 years

The gain or loss arising from the derecognition of an item of property and equipment, which is included in profit or loss, is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item. Depreciation methods, useful lives and residual values are reassessed at each fiscal year-end and any adjustment is accounted for as a change in accounting estimate.

Intangible assets

(m)	Intangible assets

Intangible assets are measured initially at cost and, subsequently, are carried at cost less accumulated amortization and accumulated impairment losses.

Amortization of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets as below from the date that they are available for use. The residual value of intangible assets is zero. However, as there are no foreseeable limits to the periods over which club memberships are expected to be available for use, this intangible asset is determined as having indefinite useful lives and not amortized.

Descriptions	Useful lives
Software and capitalized development cost	5 years
Other intangible assets	5 years or contract periods, whichever the shorter

Amortization periods and the amortization methods for intangible assets with finite useful lives are reviewed at the end of each reporting period. The useful lives of intangible assets that are not being amortized are reviewed at the end of each reporting period to determine whether events and circumstances continue to support indefinite useful life assessments for those assets. Changes are accounted for as changes in accounting estimates.

Expenditures on research activities, undertaken with the prospect of gaining new technical knowledge and understanding, are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in profit or loss as incurred.

Investment properties
(n)	Investment properties

Investment property is property held either to earn rental income or for capital appreciation or both. An investment property is initially recognized at cost including any directly attributable expenditure. Subsequent to initial recognition, the asset is measured at cost less accumulated depreciation and accumulated impairment losses, if any.

The depreciation method and the estimated useful lives for the current and comparative periods were as follows:

Descriptions	Depreciation method	Useful lives
Buildings	Straight-line	40 years

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting date and adjusted, if appropriate. The change is accounted for as changes in accounting estimates.

Leased assets - policy applicable from January 1, 2019
(o)	Leased assets – policy applicable from January 1, 2019

i) Accounting treatment as the lessee

The Group leases various tangible assets, such as real estate and vehicles, and the each lease contract is negotiated individually and includes a variety of terms and conditions. There are no other restrictions imposed by the lease contracts, but the lease assets cannot be provided as collaterals for borrowings.

At the commencement date of the lease, the Group recognizes the right-of-use assets and the lease liabilities. Each lease payment is allocated to payment for the principal portion of the lease liability and financial costs. The Group recognizes in profit or loss the amount calculated to produce a constant periodic rate of interest on the lease liability balance for each period as financial costs. Right-of-use assets are depreciated using a straight-line method from the commencement date over the lease term.

Lease liabilities are measured at the present value of the lease payments that are not paid at the commencement date of the lease, and the lease payments included in the measurement of the liabilities consist of the following payments:

•	Fixed payments (including in-substance fixed payments, less any lease incentives receivable)

•	Variable lease payments depending on the index or rate

•	Amounts expected to be paid by the lessee under the residual value guarantee

•	The exercise price of a purchase option if the lessee is reasonably certain to exercise that option

•	Extended Lease payments in an optional renewal period if the lesses is reasonably certain to that they will exercise the extension option

•	Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease

If the interest rate implicit in the lease is readily determined, the lease payments are discounted by the rate; if the rate is not readily determined, the lessee’s incremental borrowing rate is used.

The cost of the right-of-use assets comprise:

•	The amount of the initial measurement of the lease liability

•	Any lease payments made at or before the commencement date (less any lease incentives received)

•	Any initial direct costs incurred by the lessee

•

An estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease

Lease payments related to short-term leases or low-value assets are recognized as current expenses over the lease term using the straight-line method. A short-term lease is a lease that has a lease term of 12 months or less, and the low-value assets lease is a lease of which the underlying asset value is not more than ~~W~~6 million.

Extension and termination options are included in a number of real estate lease contracts of the Group. In determining the lease term, management considers all relevant facts and circumstances that create an economic incentive not to exercise the options. The periods covered by, a) an option to extend the lease if the lessee is reasonably certain to exercise that option, or b) an option to terminate the lease if the lessee is reasonably certain not to exercise that option, is included when determining the lease term. The Group reassesses whether the Group is reasonably certain to exercise the extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that is within the control of the lessee, and affects whether the lessee is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

ii) Accounting treatment as the lessor

The Group leases out to lessees various tangible assets, including vehicles under operating and finance lease contracts, and the each lease contract is negotiated individually and includes a variety of terms and conditions. The risk management method for all rights held by the Group in the underlying assets includes repurchase agreements, residual value guarantees, etc.

For finance leases, the Group recognizes them as a receivable at an amount equal to the net investment in the lease, and the difference from the carrying amount of the leasing asset as of the commencement date is recognized as profit or loss from disposal of the lease asset. In addition, interest income is recognized by applying the effective interest method for the amount of the Group’s net investment in finance leases. Lease-related direct costs are included in the initial recognition of financial lease receivables and are accounted for in a way that reduces the revenue for the lease term.

For operating leases, the Group recognizes the lease payments as income on straight-line basis, and adds the lease initial direct costs incurred during negotiation and contract phase of the operating lease to the carrying amount of the underlying asset. In addition, the depreciation policy of operating lease assets is consistent with the Group’s depreciation policy of other similar assets.

Leased assets - policy applicable before January 1, 2019
(p)	Leased assets – policy applicable before January 1, 2019

The Group classifies and accounts for leases as either a finance or operating lease, depending on the terms. Leases where the Group assumes substantially all of the risks and rewards of ownership are classified as finance leases. All other leases are classified as operating leases.

i) Finance leases

At the commencement of the lease term, the Group recognizes as finance assets and finance liabilities in its consolidated statements of financial position, the lower amount of the fair value of the leased property and the present value of the minimum lease payments, each determined at the inception of the lease. Any initial direct costs are added to the amount recognized as an asset.

Minimum lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Contingent rents are charged as expenses in the periods in which they are incurred.

The depreciable amount of a leased asset is allocated to each accounting period during the period of expected use on a systematic basis consistent with the depreciation policy the lessee adopts for depreciable assets that are owned. If there is no reasonable certainty that the lessee will obtain ownership by the end of the lease term, the asset is fully depreciated over the shorter of the lease term and its useful life. The Group reviews to determine whether the leased asset may be impaired.

ii) Operating leases

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the period of the lease.

iii) Lessor

Under a finance lease, the lessor recognizes a finance lease receivable. Over the lease term the lessor accrues interest income on the net investment. The receipts under the lease are allocated between reducing the net investment and recognizing finance income, so as to produce a constant rate of return on the net investment.

Under an operating lease, the lessor recognizes the lease payments as income over the lease term and the leased asset in its statement of financial position.

Assets held for sale

(q)	Assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sale rather than through continuing use, are classified as held for sale. In order to be classified as held for sale, the asset (or disposal group) must be available for immediate sale in its present condition and its sale must be highly probable. The assets or disposal group that are classified as non-current assets held for sale are measured at the lower of their carrying amount and fair value less cost to sell.

The Group recognizes an impairment loss for any initial or subsequent write-down of an asset (or disposal group) to fair value less costs to sell, and a gain for any subsequent increase in fair value less costs to sell, up to the cumulative impairment loss previously recognized in accordance with IAS 36 ‘Impairment of Assets’.

An asset that is classified as held for sale or part of a disposal group classified as held for sale is not depreciated (or amortized).

Impairment of non-financial assets
(r)	Impairment of non-financial assets

The carrying amounts of the Group’s non-financial assets, other than assets arising from employee benefits, deferred tax assets and non-current assets held for sale, are reviewed at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, are tested for impairment annually by comparing their recoverable amount to their carrying amount.

The Group estimates the recoverable amount of an individual asset, if it is impossible to measure the individual recoverable amount of an asset, then the Group estimates the recoverable amount of cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets. The recoverable amount of an asset or a CGU is the greater of its value in use and its fair value less costs to sell. The value in use is estimated by applying a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or the CGU for which estimated future cash flows have not been adjusted, to the estimated future cash flows expected to be generated by the asset or the CGU.

An impairment loss is recognized if the carrying amount of an asset or a CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss.

Goodwill acquired in a business combination is allocated to each CGU that is expected to benefit from the synergies arising from the goodwill acquired. Any impairment identified at the CGU level will first reduce the carrying value of goodwill and then be used to reduce the carrying amount of the other assets in the CGU on a pro rata basis. Except for impairment losses in respect of goodwill which are never reversed, an impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Non-derivative financial liabilities - policy applicable from January 1, 2018
(s)	Non-derivative financial liabilities – policy applicable from January 1, 2018

The Group recognizes financial liabilities in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial liability in accordance with the substance of the contractual arrangement and the definitions of financial liabilities.

Transaction costs on the financial liabilities at FVTPL are recognized in profit or loss as incurred.

i) Financial liabilities designated at FVTPL

Financial liabilities can be irrevocably designated as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases, or a group of financial instruments is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy. The amount of change in the fair value of the financial liabilities designated at FVTPL that is attributable to changes in the credit risk of that liabilities shall be presented in other comprehensive income.

ii) Financial liabilities at FVTPL

Since initial recognition, financial liabilities at FVTPL is measured at fair value, and changes in the fair value are recognized as profit or loss.

iii) Other financial liabilities

Non-derivative financial liabilities other than financial liabilities at fair value through profit or loss are classified as other financial liabilities. At the date of initial recognition, other financial liabilities are measured at fair value minus transaction costs that are directly attributable to the acquisition. Subsequent to initial recognition, other financial liabilities are measured at amortized cost using the effective interest method.

The Group derecognizes a financial liability from the consolidated statement of financial position when it is extinguished (i.e. when the obligation specified in the contract is discharged, cancelled or expires).

Non-derivative financial liabilities - policy applicable before January 1, 2018
(t)	Non-derivative financial liabilities – policy applicable before January 1, 2018

The Group classifies non-derivative financial liabilities into financial liabilities at fair value through profit or loss or other financial liabilities in accordance with the substance of the contractual arrangement and the definitions of financial liabilities. The Group recognizes financial liabilities in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial liability.

i) Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading or designated as such upon initial recognition. Subsequent to initial recognition, financial liabilities at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss. Upon initial recognition, transaction costs that are directly attributable to the acquisition are recognized in profit or loss as incurred.

The criteria for designation of financial liabilities at FVTPL upon initial recognition are the same as those of financial assets at FVTPL.

ii) Other financial liabilities

Non-derivative financial liabilities other than financial liabilities at fair value through profit or loss are classified as other financial liabilities. At the date of initial recognition, other financial liabilities are measured at fair value minus transaction costs that are directly attributable to the acquisition. Subsequent to initial recognition, other financial liabilities are measured at amortized cost using the effective interest method.

The Group derecognizes a financial liability from the consolidated statement of financial position when it is extinguished (i.e. when the obligation specified in the contract is discharged, cancelled or expires).

Foreign currencies

(u)	Foreign currencies

i) Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of the Group at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency using the reporting date’s exchange rate. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined.

ii) Foreign operations

If the presentation currency of the Group is different from a foreign operation’s functional currency, the financial statements of the foreign operation are translated into the presentation currency using the following methods:

The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to functional currency at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation are treated as assets and liabilities of the foreign operation and are translated using the exchange rate at the reporting date.

iii) Net investment in a foreign operation

If the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, then foreign currency differences arising on the item form part of the net investment in the foreign operation and are recognized in other comprehensive income and reclassified from equity to profit or loss on disposal of the net investment.

Equity capital
(v)	Equity capital

i) Capital stock

Capital stock is classified as equity. Incremental costs directly attributable to the transaction of stock are deducted from equity, net of any tax effects.

Preferred stocks are classified as equity if they do not need to be repaid or are repaid only at the option of the Group and if payment is determined by the Group’s discretion, and dividends are recognized when the shareholders’ meeting approves the dividends. Preferred stocks that are eligible for reimbursement of a defined or determinable amount on or after a certain date are classified as liabilities. The related dividend is recognized in profit or loss at the time of occurrence as interest expense.

ii) Hybrid bonds

The Group classifies an issued financial instrument, or its component parts, as a financial liability or an equity instrument depending on the substance of the contractual arrangement of such financial instrument. Hybrid bonds where the Group has an unconditional right to avoid delivering cash or another financial asset to settle a contractual obligation are classified as an equity instrument and presented in equity.

iii) Capital structure

The effect of changes in ownership interests in subsidiaries that do not lose control over the equity attributable to owners of the parent is included in capital adjustments.

Employee benefits
(w)	Employee benefits

i) Short-term employee benefits

Short-term employee benefits are employee benefits that are due to be settled within 12 months after the end of the period in which the employees render the related service. When an employee has rendered service to the Group during an accounting period, the Group recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service.

ii) Other long-term employee benefits

The Group’s net obligation in respect of other long-term employee benefits that are not expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the related service, is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value. Remeasurements are recognized in profit or loss in the period in which they arise.

iii) Retirement benefits: defined contribution plans

The Group recognizes the contribution expense as an account of severance payments in profit or loss in the period according to the defined contribution plans.

iv) Retirement benefits: defined benefit plans

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Group’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. The fair value of plan assets is deducted. The calculation is performed annually by an independent actuary using the projected unit credit method.

Defined benefit liabilities are calculated annually by independent actuaries using the predicted unit credit method. If the net present value of the defined benefit obligation less the fair value of the plan assets is an asset then the present value of the economic benefits available to the entity in the form of a refund from the plan or a reduction in future contributions to the plan.

The remeasurement component of net defined benefit liability is the change in the effect of the asset except for the amount included in the net interest income of plan assets and net revenues of plan assets excluding actuarial gains and losses to the net of defined benefit liabilities. It is immediately recognized in other comprehensive income. The Group determines the net interest on the net defined benefit obligation (asset) by multiplying the net defined benefit obligation (asset) by the discount rate determined at the beginning of the annual reporting period and is the net present value of the net defined benefit obligation. It is determined by taking into consideration the fluctuations. Net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.

When an amendment or reduction of the system occurs, the gain or loss resulting from the change or decrease in the benefits to the past service is immediately recognized in profit or loss. The Group recognizes gains or losses on settlement when the defined benefit plan is settled.

v) Termination benefits

Termination benefits are recognized as an expense when the Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting period, then they are discounted to their present value.

Share-based payment transactions

(x)	Share-based payment transactions

The grant date fair value of share-based payment awards granted to employees is recognized as an employee expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

The fair value of the amount payable to employees in respect of share appreciation rights, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period that the employees unconditionally become entitled to payment. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as personnel expense in profit or loss.

Provisions

(y)	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The risks and uncertainties that inevitably surround many events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

Provisions shall be used only for expenditures for which the provisions are originally recognized.

Financial guarantee contract - policy applicable from January 1, 2018
(z)	Financial guarantee contract – policy applicable from January 1, 2018

A financial guarantee contract is a contract that requires the Group to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due in accordance with the original or modified terms of a debt instrument.

Financial guarantee contracts are recognized initially at their fair value, and the initial fair value is amortized over the life of the financial guarantee contract. The financial guarantee liability is subsequently measured at the higher of the amount of the best estimate of the expenditure required to settle the present obligation at the end of reporting period; and the amount initially recognized less, cumulative amortization recognized on a straight-line basis over the guarantee period. Financial guarantee liabilities are included within other liabilities.

After initial recognition, financial guarantee contracts are measured at the higher of:

•	Loss allowance in accordance with IFRS 9, ‘Financial Instruments’

•	The amount initially recognized less, when appropriate, the cumulative amount of income recognized in accordance with the principles of IFRS 15, ‘Revenue from Contracts with Customers’

Financial guarantee contract - policy applicable before January 1, 2018
(aa)	Financial guarantee contract – policy applicable before January 1, 2018

A financial guarantee contract is a contract that requires the issuer (the Group) to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the original or modified terms of a debt instrument.

Financial guarantee contracts are initially measured at their fair values and, if not designated as at fair value through profit or loss, are subsequently measured at the higher of:

•	The amount determined in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets and

•	The initial amount recognized, less, when appropriate, cumulative amortization recognized in accordance with IAS 18, ‘Revenue’

Insurance contracts
(ab)	Insurance contracts

i) Investment contract liabilities, including insurance contract liabilities and discretionary dividend factors

The group establishes liability reserves in accordance with the Insurance Business Law and the related regulations. The reserves are calculated according to the insurance policy, insurance premiums and liability reserve calculation method. The main contents are as follows.

i-1) Premium reserves

The present value of the premiums payable to the policy holders after the balance sheet date is the present value of the net premium to be paid after the end of the reporting period. The amount is deducted from the value.

i-2) Unpaid premium reserves

As of the end of the reporting period, premiums that have paid due are calculated based on premiums and the liability reserve calculation method.

i-3) Guarantee reserves

The total amount of reserve for variable minimum guarantee (①) and reserve for general account guarantee (②) is provided as guarantee reserve.

① Variable minimum guarantee reserve

This reserve is the amount that must be accumulated to guarantee insurance premiums above a certain level for contracts maintained as of the end of the reporting period, and is measured at the higher of:

i)	the average amount of the top 30% of net loss expected in the future

ii)	the minimum required amount by insurance types, minimum guarantees and limits of stock investment portion

② General account guarantee reserve

As of the end of the reporting period, the amount of reserve for insurance contracts that are insured under general account is required to be paid to guarantee the level of refunds,

i)

Average of the amount deducted from the appropriateness of the liability reserve calculated by excluding the guarantee option from the appropriateness evaluation of the liability reserve calculated by including the guarantee option for each interest rate scenario

ii)

The amount of compensation (including annulment contract) against the guarantee received from the policy holder by the rate applied at the premium calculation in the insurance premium and liability reserve calculation method

i-4) Reserve for outstanding claims

As of the end of the reporting period, the Group has accrued the amount for which the reason for the payment of insurance claims, etc. has been incurred and the amount of the claim payment has not been paid yet due to the dispute or lawsuit related to the insurance settlement. In addition, the Group recognizes unrecognized losses based on historical experience.

i-5) Reserves for participating policyholders’ dividends

The reserve is provided for the purpose of contributing to the policyholder dividend according to the laws and regulations and the reserve for dividend reserve for the policyholder and the dividend reserve for the subsequent business year.

The policyholder dividend reserve is the amount that is not paid as of the end of the reporting period for the settlement amount and the reserve for dividend policy for the next fiscal year is based on the policyholder dividend calculated on the insurance contract effective as of the end of the reporting period.

① Excess crediting rate reserve

In the case of a dividend insurance contract which has been maintained for more than one year as of the end of the reporting period among contracts signed before October 1, 1997, the difference between the planned interest rate and the one-year maturity deposit rate shall be preserved.

② Mortality dividend reserve

Dividends arising from contracts that are maintained for more than one year at the end of the reporting period are used to offset the expected mortality and actual mortality rates applied to premiums.

③ Interest dividend reserve

For the contracts that have been maintained for more than one year as of the end of the reporting period, the amount calculated by applying the interest dividend reserve rate to the net written premium reserve less the unearned acquisition costs. However, the insurance sold before October 1, 1997 is applied to the amount deducted from the net premium in the event that the planned interest rate by the insurance product is less than the dividend standard.

④ Reserves for long-term special dividends

For the effective dividend policy agreement that has been maintained for 6 years or more, the amount calculated by applying the long-term special dividend rate to the amount deducted from the net premiums for the end of the year.

However, insurance sold before October 1, 1997 is applied to the deduction of unearned premiums at the end of the year when the expected interest rate by the insurance product is less than the dividend standard rate

i-6) Reserve for interest dividends

In order to cover the policyholder dividend in the future, the amount is accumulated in accordance with the laws and regulations and the insurance contracts.

i-7) Reserve for dividend insurance loss reserve

In accordance with the regulations set by the supervisory authority, dividend insurance profit is accumulated within 30/100 of the contractor’s stake. The reserve loss for dividend insurance shall be preserved at the end of the reporting period and shall be used as the policyholder dividend source for the individual contractor.

ii) Contractor’s equity adjustment

The Group classifies the gains and losses on available-for-sale financial assets as of the end of the reporting period as contractor’s equity and shareholder’s equity based on the ratio of the average liability reserves of the dividend and non-dividend policies for the fiscal year.

iii) Evaluation of debt appropriateness

At the end of each reporting period, the group assesses whether the recognized insurance liability is appropriate using the current estimates of future cash flows of the policy, and if the carrying amount of the insurance liability is deemed to be inappropriate in terms of the estimated future cash flows. The reserve for premiums is added to the profit or loss by the amount corresponding to the deficiency.

iv) Reinsurance assets

The group presents the recoverable amount of reinsurance assets. The group assesses at the end of each reporting period whether there is objective evidence that a reinsurance asset is impaired. If there is objective evidence that the entity will not be able to collect all amounts under the terms of the agreement as a result of an event that occurred after the initial recognition and if the event has a reliable and measurable impact on the amount to be received. If reinsurance assets are determined to be impaired, impairment loss is recognized in the profit and loss for the current period.

v) Deferred acquisition cost

The group recognizes unrealized gains and losses arising from long-term insurance contracts as assets and amortizes the premiums over the life of the insurance contracts equally. If the contribution period exceeds 7 years, the amortization period is 7 years if there is an unrecognized balance at the date of the cancellation, the entire amount of the cancellation is amortized in the fiscal year to which the cancellation date belongs. But, if the ratio of additional premiums is higher at the early stage of the insurance period for the purpose of recovering the excess of the unearned premiums and the early settlement costs, the new settlement expenses are treated as the period expense.

Recognition of revenues and expenses

(ac)	Recognition of revenues and expenses

Other than revenues under the scope of IAS 17, ‘Leases’, IAS 28, ‘Investments in Associates and Joint Ventures’, IFRS 9, ‘Financial Instruments’, IFRS 10, ‘Consolidated Financial Statements’, and IFRS 11, ‘Joint Arrangements’, the Group’s revenues are recognized using five-step revenue recognition model as follows: ① ‘Identifying the contract’ g ② ‘Identifying performance obligations’ g ③ ‘Determining the transaction price’ g ④ ‘Allocating the transaction price to performance obligations’ g ⑤ ‘Recognizing the revenue by satisfying performance obligations’.

i) Interest income and expense

Interest income and expense are recognized in profit or loss using the effective interest method. The effective interest rate is the rate that exactly discounts the estimated future cash payments and receipts through the expected life of the financial asset or liability or, where appropriate, a shorter period to the net carrying amount of the financial asset or liability. When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument, but does not consider future credit losses. The calculation includes all fees and points paid or received between parties to the contract that are an integral part of the effective interest rate, and all other premiums or discounts. When it is not possible to estimate reliably the cash flows or the expected life of a financial instrument, the Group uses the contractual cash flows over the full contractual term of the financial instrument.

Once a financial asset or a group of similar financial assets has been written down as a result of an impairment loss, interest income is thereafter recognized using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.

ii) Fees and commission

The recognition of revenue for financial service fees depends on the purposes for which the fees are assessed and the basis of accounting for any associated financial instrument.

①	Fees that are an integral part of the effective interest rate of a financial instrument

Such fees are generally treated as an adjustment to the effective interest rate. Such fees may include compensation for activities such as evaluating the borrower’s financial condition, evaluating and recording guarantees, collateral and other security arrangements, preparing and processing documents, closing the transaction and the origination fees received on issuing financial liabilities. However, when the financial instrument is measured at fair value with the change in fair value recognized in profit or loss, the fees are recognized as revenue when the instrument is initially recognized.

②	Fees earned as services are provided

Fees and commission income, including investment management fees, sales commission, and account servicing fees, are recognized as the related services are provided.

③	Fees that are earned on the execution of a significant act

The fees that are earned on the execution of a significant act including commission on the allotment of shares or other securities to a client, placement fee for arranging a loan between a borrower and an investor and sales commission, are recognized as revenue when the significant act has been completed.

iii) Insurance income

The Group recognizes insurance income for the insurance premium paid of which the payment date arrived by the premium payment methods of the insurance contract; and recognizes advance receipts for the insurance premium paid of which the payment date has not arrived at the end of the reporting period.

iv) Dividends

Dividends income is recognized when the shareholder’s right to receive payment is established. Usually this is the ex-dividend date for equity securities. The Group provides compensation in various forms such as payment discounts and gifts.

Revenue from Contracts with Customers - policy applicable from January 1, 2018

(ad)	Revenue from Contracts with Customers – policy applicable from January 1, 2018

The fair value of the consideration received or receivable in exchange for the initial transaction is allocated to the reward points (“points”) and the remainder of the fee income. The consideration to be allocated to the points is estimated based on the fair value of the monetary benefits to be provided in consideration of the expected recovery rate of points awarded in accordance with the customer loyalty program and the expected time of recovery. Points for distribution through the cost paid by the customer is recognized by deducting from the revenue from fees.

Customer loyalty system - policy applicable before January 1, 2018

(ae)	Customer loyalty system – policy applicable before January 1, 2018

Under the Customer Loyalty system, the fair value of the consideration received or receivable in exchange for the initial transaction is allocated to the reward points (“points”) and the remainder of the fee income. The Group provides compensation in various forms such as payment discounts and gifts. The consideration allocated to the points is based on the fair value of the monetary benefits to be provided for the points to be recovered. The fair value of the benefits provided for the points reclaimed in accordance with the customer loyalty program is estimated taking into account the expected recovery rate and the expected recovery time. The consideration to be allocated to the points is estimated based on the fair value of the monetary benefits to be provided in consideration of the expected recovery rate of points awarded in accordance with the customer loyalty program and the expected time of recovery. Revenue recognition is measured based on the relative size of the points recovered and exchanged for monetary consideration at the total points expected to be recovered.

In addition, if the unavoidable costs incurred to fulfill the compensation obligation in connection with the customer loyalty system are expected to exceed the amount not recognized as revenue allocated to the compensation score at the time of initial sale, the excess amount is recognized as provision.

Income tax

(af)	Income tax

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

i) Current tax

Current tax is the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the end of the reporting period and any adjustment to tax payable in respect of previous years. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable or non-deductible items from the accounting profit.

ii) Deferred tax

Deferred tax is recognized, using the asset-liability method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. A deferred tax liability is recognized for all taxable temporary differences. A deferred tax asset is recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which they can be utilized. However, deferred tax is not recognized for the following temporary differences: taxable temporary differences arising on the initial recognition of goodwill, or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting profit or loss nor taxable income.

The Group recognizes deferred tax liabilities for all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. The Group recognizes deferred tax assets for all deductible temporary differences arising from investments in subsidiaries and associates, to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period to recover or settle the carrying amount of its assets and liabilities.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and reduced the carrying amount to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred tax asset to be utilized.

Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset the related current tax liabilities and assets, and they relate to income taxes levied by the same tax authority and they intend to settle current tax liabilities and assets on a net basis.

If any additional income tax expense exists by payment of dividends, the Group recognizes it when the liability relating to the payment is recognized.

Because of the tax polices taken by the Group, tax uncertainties arise from the complexity of transactions and differences in tax law analysis. Also, it arises from a tax refund suit, tax investigation, or a refund suit against the tax authorities’ tax amount. The Group paid the tax amount by the tax authorities in accordance with IFRIC 23. However, it will be recognized as the corporate tax assets if there is a high possibility of a refund in the future. In addition, the amount expected to be paid as a result of the tax investigation is recognized as the tax liability.

Accounting for trust accounts
(ag)	Accounting for trust accounts

The Group accounts for trust accounts separately from its bank accounts under the Financial Investment Services and Capital Markets Act and thus the trust accounts are not included in the accompanying consolidated financial statements. Borrowings from trust accounts are included in other liabilities. Trust fees and commissions in relation to the service provided to trust accounts by the Group are recognized as fees and commission income.

Earnings per share
(ah)	Earnings per share

The Group presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to the ordinary shareholder of the Group by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, adjusted for own shares held, for the effects of all dilutive potential ordinary shares, which comprise share options granted to employees.

Issued/Amended Accounting Standards that are not applied

(ai)	Issued/Amended Accounting Standards that are not applied

The following issued/amended standards have been published but have not yet been effective during the fiscal year beginning January 1, 2019. Hence, the Group did not apply the following issued/amended standards in preparing financial statements:

i) IAS 1 ‘Presentation of Financial Statements’ and IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’ amended

The definition of materiality has been clarified, and the feature of information users is taken into account when determining the information to be disclosed and the effects of immaterial information as well as omission or misstatement of material information when determining materiality. This amendment is effective for annual periods beginning on or after January 1, 2020. The Group expects that the amendment will not have a material impact on its financial statements.

ii) IFRS 3 ‘Business Combination’

The amended definition of business requires that the inputs that have the ability to create outputs and substantial process to be included in the assessment of acquired businesses and the collection of assembled assets, excluding economic benefits from cost reduction. In addition, if the fair value of most of the total assets acquired is concentrated in a single identifiable asset or a set of assets, an optional concentration test has been added that determines that the acquired activities and sets of assets are not a business but assets or a set of assets. This amendment is effective for annual periods beginning on or after January 1, 2020. The Group expects that the amendment will not have a material impact on its financial statements.